Acquisitions/Divestitures (Details) (USD $) In Millions, unless otherwise specified																0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Software	Dec. 31, 2012 Software	Dec. 31, 2011 Software	Dec. 31, 2013 GBS	Dec. 31, 2012 GBS	Dec. 31, 2011 GBS	Dec. 31, 2013 GTS	Dec. 31, 2012 GTS	Dec. 31, 2011 GTS	Dec. 31, 2013 STG	Dec. 31, 2012 STG	Dec. 31, 2011 STG	Jul. 03, 2013 SoftLayer	Dec. 31, 2013 SoftLayer	Jul. 03, 2013 SoftLayer Software	Jul. 03, 2013 SoftLayer GTS	Dec. 03, 2012 Kenexa	Dec. 31, 2012 Kenexa	Dec. 03, 2012 Kenexa Software	Dec. 03, 2012 Kenexa GTS	Dec. 31, 2013 Other Acquisitions	Dec. 31, 2012 Other Acquisitions	Dec. 31, 2013 Other Acquisitions Software acquisitions	Dec. 31, 2012 Other Acquisitions Software acquisitions	Dec. 31, 2012 Other Acquisitions GBS	Dec. 31, 2012 Other Acquisitions GTS	Dec. 31, 2013 Other Acquisitions STG acquisitions	Dec. 31, 2012 Other Acquisitions STG acquisitions	Dec. 31, 2011 Acquisitions 2011 acquisitions	Dec. 31, 2011 Acquisitions 2011 Software	Dec. 31, 2011 Acquisitions 2011 GBS	Dec. 31, 2012 Acquisitions 2012 acquisitions	Dec. 31, 2013 Acquisitions 2013 acquisitions
Acquisitions:
Businesses acquired, number (in entities)																										8	8			1	2	5			11	10
Businesses acquired, aggregate cost																																$ 1,849			$ 3,964	$ 3,219
Percentage of business acquired																100.00%				100.00%	100.00%			100.00%	100.00%							100.00%
Businesses acquired, cash consideration																1,977				1,351
Goodwill	$ 31,184	$ 29,247	$ 26,213	$ 21,121	$ 20,405	$ 18,121	$ 4,334	$ 4,357	$ 4,313	$ 4,129	$ 2,916	$ 2,646	$ 1,601	$ 1,568	$ 1,133	$ 1,285	$ 1,285	$ 39	$ 1,246	$ 1,014	$ 1,014	$ 771	$ 243	$ 961	$ 1,880	$ 948	$ 1,412	$ 5	$ 21	$ 13	$ 443	$ 1,291	$ 1,277	$ 14
Expected percent of goodwill deductible for tax purposes																	0.00%				10.00%			2.00%	15.00%							25.00%
Acquired intangible asset, weighted average useful life																	7 years				6 years 6 months			6 years 7 months	6 years 7 months							6 years 11 months